                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ X  ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A PREVIOUSLY
FILED FORM 13F FILED PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 18, 2001.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   203-863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        6/20/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     109

Form 13F Information Table Value Total:     $185,117
                                              [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                         December, 1999

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------
Albertson'sInc.       COM            01310410      352912   10943 SH          SOLE           NONE     SOLE
AbbottLaboratories    COM            00282410     1004331   27658 SH          SOLE           NONE     SOLE
AssociatesFirst
  Capital             COM            04600810      351200   12800 SH          SOLE           NONE     SOLE
AmericanHomeProducts  COM            02660910      929936   23580 SH          SOLE           NONE     SOLE
AmericanInt'lGroup    COM            02687410     3158331   29210 SH          SOLE           NONE     SOLE
AllstateCorporation   COM            02000210      355200   14800 SH          SOLE           NONE     SOLE
AppliedMaterials      COM            03822210     1552049   12251 SH          SOLE           NONE     SOLE
Amgen                 COM            03116210     1668536   27780 SH          SOLE           NONE     SOLE
AmericaOnlineInc.     COM            02364J10     3038019   40272 SH          SOLE           NONE     SOLE
BoeingCompanyThe      COM            09702310      872813   21000 SH          SOLE           NONE     SOLE
BankofAmericaCorp.    COM            06050510     1279781   25500 SH          SOLE           NONE     SOLE
BellAtlanticCorp.     COM            07785310     1638117   26609 SH          SOLE           NONE     SOLE
BellSouthCorporation  COM            07986010     1427781   30500 SH          SOLE           NONE     SOLE
BMCSoftware           COM            05592110      809687   10129 SH          SOLE           NONE     SOLE
Bristol-Myers
  SquibbCo.           COM            11012210     2355681   36700 SH          SOLE           NONE     SOLE
BurlingtonNrth./
  SantaFe             COM            12189T10      288575   11900 SH          SOLE           NONE     SOLE
Citicorp              COM            17303410     3550444   63900 SH          SOLE           NONE     SOLE
CBSCorporation        COM            12490K10      881251   13783 SH          SOLE           NONE     SOLE
CarnivalCorporation   COM            14365810      539229   11278 SH          SOLE           NONE     SOLE
CendantCorporation    COM            15131310      335458   12629 SH          SOLE           NONE     SOLE
ChevronCorporation    COM            16675110      986312   11386 SH          SOLE           NONE     SOLE
ChaseManhattanCorp.   COM            16161A10      913838   11763 SH          SOLE           NONE     SOLE
ComcastCorporation    COM            20030020     1020075   20300 SH          SOLE           NONE     SOLE
Columbia/HCA
  Healthcare          COM            19767710      301186   10275 SH          SOLE           NONE     SOLE
CampbellSoupCompany   COM            13442910      417825   10800 SH          SOLE           NONE     SOLE
CompaqComputerCorp.   COM            20449310      836231   30900 SH          SOLE           NONE     SOLE
CompuwareCorporation  COM            20563810      432100   11600 SH          SOLE           NONE     SOLE
CiscoSystems          COM            17275R10     8929619   83357 SH          SOLE           NONE     SOLE
E.I.DuPontdeNemours   COM            26353410     1314075   19948 SH          SOLE           NONE     SOLE
DellComputer
  Corporation         COM            24702510     3359115   65865 SH          SOLE           NONE     SOLE
DaytonHudsonCorp.     COM            23975310      793345   10803 SH          SOLE           NONE     SOLE
WaltDisneyCompany     COM            25468710     1091025   37300 SH          SOLE           NONE     SOLE
EMCCorporation        COM            26864810     2011511   18412 SH          SOLE           NONE     SOLE
EmersonElectricCo.    COM            29101110      631125   11000 SH          SOLE           NONE     SOLE


                                4




FordMotorCompany      COM            34537010     1020656   19100 SH          SOLE           NONE     SOLE
FleetBoston
  Corporation         COM            33903010      623213   17902 SH          SOLE           NONE     SOLE
FannieMae             COM            31358610     1230331   19705 SH          SOLE           NONE     SOLE
SprintFONGroup        COM            85206110     1056806   15700 SH          SOLE           NONE     SOLE
FreddieMac            COM            31340030      546019   11602 SH          SOLE           NONE     SOLE
FirstarCorporation    COM            33761C10      364913   17274 SH          SOLE           NONE     SOLE
FirstUnion
  Corporation         COM            33735810      714361   21771 SH          SOLE           NONE     SOLE
GilletteCompany       COM            37576610      934956   22700 SH          SOLE           NONE     SOLE
GlobalCrossingLtd.    COM            G3921A10     1475834   29665 SH          SOLE           NONE     SOLE
GeneralElectric
  Company             COM            36960410     9217065   59561 SH          SOLE           NONE     SOLE
GeneralMotorsCorp.    COM            37044210      763219   10500 SH          SOLE           NONE     SOLE
Gap                   COM            36476010      647956   14086 SH          SOLE           NONE     SOLE
GTECorporation        COM            36232010     1246346   17663 SH          SOLE           NONE     SOLE
HalliburtonCompany    COM            40621610      483000   12000 SH          SOLE           NONE     SOLE
HomeDepot             COM            43707610     2865844   41799 SH          SOLE           NONE     SOLE
Household
  International       COM            44181510      420366   11285 SH          SOLE           NONE     SOLE
AlliedSignal          COM            01951210      692885   12011 SH          SOLE           NONE     SOLE
Hewlett-Packard
  Company             COM            42823610     2074668   18209 SH          SOLE           NONE     SOLE
IBM                   COM            45920010     3672648   34006 SH          SOLE           NONE     SOLE
IntelCorporation      COM            45814010     7104721   86314 SH          SOLE           NONE     SOLE
InternationalPaperCo. COM            46014610      642372   11382 SH          SOLE           NONE     SOLE
Johnson&Johnson       COM            47816010     2533000   27200 SH          SOLE           NONE     SOLE
Coca-ColaCompany      COM            19121610     2775030   47640 SH          SOLE           NONE     SOLE
KrogerCompany         COM            50104410      343865   18218 SH          SOLE           NONE     SOLE
MBNACorporation       COM            55262L10      465975   17100 SH          SOLE           NONE     SOLE
EliLilly&Co.          COM            53245710     1383200   20800 SH          SOLE           NONE     SOLE
Lowe'sCompaniesInc.   COM            54866110      622057   10411 SH          SOLE           NONE     SOLE
LucentTechnologies
  Inc.                COM            54946310     4434062   59269 SH          SOLE           NONE     SOLE
McDonald'sCorporation COM            58013510     1100531   27300 SH          SOLE           NONE     SOLE
Medtronic             COM            58505510      779690   21398 SH          SOLE           NONE     SOLE
PhilipMorrisCompanies COM            71815410      990106   42700 SH          SOLE           NONE     SOLE
Motorola              COM            62007610     1472500   10000 SH          SOLE           NONE     SOLE
Merck&Co.             COM            58933110     2891668   43119 SH          SOLE           NONE     SOLE
MicrosoftCorp.        COM            59491810    14927188  127856 SH          SOLE           NONE     SOLE
MonsantoCompany       COM            61166210      415851   11673 SH          SOLE           NONE     SOLE
NationalCity
  Corporation         COM            63540510      265300   11200 SH          SOLE           NONE     SOLE
NortelNetworksCorp.   COM            65656910     2622162   25962 SH          SOLE           NONE     SOLE
NextelCommunications  COM            65332V10     1544813   14980 SH          SOLE           NONE     SOLE
BancOneCorporation    COM            06423A10      660488   20600 SH          SOLE           NONE     SOLE
OracleCorporation     COM            68389X10     3890474   34717 SH          SOLE           NONE     SOLE
Paychex               COM            70432610      466000   11650 SH          SOLE           NONE     SOLE
PG&ECorporation       COM            69331C10      211150   10300 SH          SOLE           NONE     SOLE
PepsiCo               COM            71344810     1025775   29100 SH          SOLE           NONE     SOLE
Pfizer                COM            71708110     2273026   70074 SH          SOLE           NONE     SOLE


                                5




Procter&GambleCo.     COM            74271810     2673325   24400 SH          SOLE           NONE     SOLE
ParametricTechnology  COM            69917310      381094   14082 SH          SOLE           NONE     SOLE
PeopleSoft            COM            71271310      238700   11200 SH          SOLE           NONE     SOLE
QUALCOMM              COM            74752510     4768620   27056 SH          SOLE           NONE     SOLE
RoyalDutch
  PetroleumCo.        COM            78025780     2338931   38700 SH          SOLE           NONE     SOLE
SBCCommunicationsInc. COM            78387G10     3167531   64975 SH          SOLE           NONE     SOLE
CharlesSchwabCorp.    COM            80851310      575625   15000 SH          SOLE           NONE     SOLE
Schering-PloughCorp.  COM            80660510     1248750   29600 SH          SOLE           NONE     SOLE
SchlumbergerLtd.      COM            80685710      696938   12390 SH          SOLE           NONE     SOLE
SaraLeeCorp.          COM            80311110      264750   12000 SH          SOLE           NONE     SOLE
SouthernCompany       COM            84258710      244400   10400 SH          SOLE           NONE     SOLE
Staples               COM            85503010      303988   14650 SH          SOLE           NONE     SOLE
SunMicrosystems       COM            86681010     3001323   38758 SH          SOLE           NONE     SOLE
AT&TCorporation       COM            00195710     2937918   57890 SH          SOLE           NONE     SOLE
Tellabs               COM            87966410     1028155   16018 SH          SOLE           NONE     SOLE
TimeWarner            COM            88731510     1675552   23131 SH          SOLE           NONE     SOLE
TexasInstruments      COM            88250810     1608125   16600 SH          SOLE           NONE     SOLE
TycoInt'l.Ltd.(NEW)   COM            90212410     1191130   30640 SH          SOLE           NONE     SOLE
MediaOneGroup         COM            91288920      857304   11161 SH          SOLE           NONE     SOLE
UnileverN.V.          COM            90478450      552105   10142 SH          SOLE           NONE     SOLE
U.S.Bancorp(NEW)      COM            90297310      308420   12952 SH          SOLE           NONE     SOLE
Viacom                COM            92552430       76153   12600 SH          SOLE           NONE     SOLE
WalgreenCompany       COM            93142210      646425   22100 SH          SOLE           NONE     SOLE
MCIWorldCom           COM            55268B10     3766164   70976 SH          SOLE           NONE     SOLE
WellsFargo&Co.        COM            94974610     1344223   33242 SH          SOLE           NONE     SOLE
Warner-LambertCompany COM            93448810     1278225   15600 SH          SOLE           NONE     SOLE
WasteManagement
  Inc.NEW             COM            94106L10      201833   11743 SH          SOLE           NONE     SOLE
Wal-MartStores        COM            93114210     5524608   79922 SH          SOLE           NONE     SOLE
Xilinx                COM            98391910      913922   20100 SH          SOLE           NONE     SOLE
ExxonMobilCorporation COM            30231G10     5029034   62424 SH          SOLE           NONE     SOLE
XeroxCorporation      COM            98412110      269981   11900 SH          SOLE           NONE     SOLE
                                     Total:      $185,177


















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